Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
13.
Cash and Cash Equivalents

Cash and cash equivalents are comprised of the following:

(In thousand Euros)	June 30, 2025	December 31, 2024
Cash	3	3
Bank and other credit institutions	25,253	13,336
Bank and other credit institutions, foreign currency	1,764	6,412
Other cash equivalents	284	285
Total	27,304	20,036

We maintain cash and cash equivalents with major financial institutions. The other cash equivalents corresponds to bank deposits which due date is lower than three months. Our cash and cash equivalents of bank deposits held with banks that, at the time, exceed federally our local insured limits.

The current account earn interest at applicable market rates and this interest is not significant.

Details of cash at banks and other credit institutions with balances held in foreign currency are as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
USD	937	4,575
GBP	709	1,001
NOK	8	97
SEK	73	532
DKK	6	196
AUD	31	11
Total	1,764	6,412